Investment in a joint venture	6 Months Ended
Jun. 30, 2026
Investment In Joint Venture
Investment in a joint venture

6	Investment in a joint venture

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Investment in a joint venture	1,749	1,947	1,504

In June 2025, RCSR Pte. Ltd. (“RCSR”), a wholly owned indirect subsidiary of Ryde, entered into a share purchase agreement to acquire a 40% ownership interest in AToll Discovery Pte. Ltd. (“AToll”), a company incorporated in Singapore. AToll is engaged in the electric vehicle (“EV”) car rental business in Singapore.

The purchase consideration was US$1,455,000, which was satisfied through the issuance of 4,850,000 Class A Ordinary Shares of Ryde Group Ltd directly to the selling shareholders of AToll. No cash consideration was transferred. The acquisition was completed in June 2025.

As a result of the acquisition, the Company, through RCSR, has a 40% ownership interest in AToll and accounts for its investment in AToll using the equity method in accordance with ASC 323, Investments—Equity Method and Joint Ventures.

As of June 30, 2026, there are no significant restrictions on AToll’s ability to pay dividends or make distributions to its investors.

The Company has no additional funding commitments or guarantees relating to its investment in AToll as of June 30, 2026.

RYDE GROUP LTD

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS